Income Tax - Disclosure of information about effective income tax expense (recovery) (Details) - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025
Disclosure of income taxes [Abstract]
Net loss before tax	$ (38,252)	$ (5,820)
Statutory tax rate	27.00%	27.00%
Expected income recovery	$ (10,328)	$ (1,571)
Change in deferred tax assets not recognized	10,869	6,462
Share issuance costs	0	(1,462)
Foreign exchange	887	845
Change in estimate	0	(2,486)
Gain on spin out arrangement	0	(2,664)
Non-deductible items and other	(1,102)	876
Withholding Taxes	107	0
Total income tax expense (recovery)	$ 433	$ 0